Provisions	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
PROVISIONS	PROVISIONS
28.1Accounting policies
28.1.1Provision for return of aircraft and engines
Aircraft and engines held under lease agreements without purchase options have contractual obligations establishing conditions for their return.
The Company provides for return costs, since these are present obligations arising from past events and which will generate future disbursements, which are reliably measured.
These expenses basically refer to aircraft reconfiguration (interior and exterior), obtaining licenses and technical certifications, verifications of returns, maintenance, painting, etc., as established in the contract. The estimated cost of return is initially recognized at present value as part of the cost of right-of-use assets, and the provision for aircraft return costs is recorded in the “Provisions” account. After initial recognition, the liability is updated according to the capital remuneration rate estimated by the Company, with a corresponding entry recorded in the financial result. Any changes in the estimate of expenses to be incurred are recognized prospectively against the right of use asset or in the statement of operations for the year, if the right-of-use balance is insufficient.
28.1.2Tax, civil, labor and other risks
The Company is party to several legal and administrative proceedings, mainly in Brazil. Assessments of the likelihood of loss in these cases include an analysis of the available evidence, the hierarchy of laws, the available case laws, the most recent court decisions and their significance in the legal system, as well as the assessment of external lawyers.
Provisions are revised and adjusted to reflect changes in circumstances, such as the applicable statute of limitations, conclusions of tax inspections or additional exposures identified based on new matters or court decisions.
The Company’s Management believes that the provision for tax, civil and labor risks is sufficient to cover any losses on legal and administrative proceedings.
28.1.3Post-employment benefits
The Company recognizes actuarial liabilities related to health insurance benefits offered to its employees in accordance with IAS 19 – Employee Benefits. Actuarial gains and losses are recognized in other comprehensive income based on the actuarial report prepared by independent experts, while the current service cost and the interest cost are recognized in profit or loss.
28.2Breakdown of provisions

Description	Return of aircraft and engines(a)	Tax, civil, labor and other risks	Onerous contracts	Post -employment benefit	Total

At December 31, 2021	2,241,439	558,982	693,407	5,761	3,499,589

Additions	678,252	181,136	(586,634)	113	272,867
Write-offs	(228,034)	(179,391)	(178,126)	—	(585,551)
Interest incurred	144,563	—	100,975	609	246,147
Effect of change in financial assumptions	—	—	—	(888)	(888)
Effect of plan experience	—	—	—	1,406	1,406
Foreign currency exchange	(160,954)	—	(29,622)	—	(190,576)

At December 31, 2022	2,675,266	560,727	—	7,001	3,242,994

Additions	501,864	216,778	—	115	718,757
Modifications	(250,134)	—	—	—	(250,134)
Write-offs	(401,014)	(237,313)	—	—	(638,327)
Interest incurred	239,078	17,581	—	760	257,419
Benefit paid by the plan	—	—	—	(141)	(141)
Effect of change in financial assumptions	—	—	—	(23)	(23)
Effect of plan experience	—	—	—	2,198	2,198
Foreign currency exchange	(191,890)	—	—	—	(191,890)

At December 31, 2023	2,573,170	557,773	—	9,910	3,140,853

At December 31, 2023
Current	497,525	238,905	—	—	736,430
Non-current	2,075,645	318,868	—	9,910	2,404,423

At December 31, 2022
Current	654,897	179,391	—	—	834,288
Non-current	2,020,369	381,336	—	7,001	2,408,706

(a)Nominal discount rate 10.7% p.a. (11.2% p.a as of December 31, 2022.)
28.2.1Tax, civil, labor and other risks
The balances of the proceedings with estimates of probable and possible losses are shown below:

	Probable loss		Possible loss
	December 31,		December 31,
Description	2023	2022	2023	2022

Tax	284,638	263,495	432,109	376,510
Civil	131,464	107,980	49,930	57,871
Labor	141,671	121,842	68,789	43,423
Other	—	67,410	—	—
	557,773	560,727	550,828	477,804
28.2.1.1Tax
28.2.1.1.1 Probable loss
The Company discusses the non-application of the additional charge of 1% of COFINS on imports of aircraft, parts and components, in the amount of R$219,695 (as of December 31, 2022 R$209,496). Such classification is due to decisions from higher courts considering the legality of the collection of the additional charge on the imports made by airlines.
28.2.1.1.2 Possible loss
In 2022, the Company was assessed by the Federal Revenue Service due to alleged infringement relating to Social Security Contribution on Gross Revenue (payroll tax relief), totaling approximately R$255,042. Tax assessment notices are being discussed at the administrative and judicial levels.
The Company has social security distribution in the amount of R$69,768 related to the non-incidence of the Employer's Social Security Contribution on the amounts deducted under private pension and health plan. The discussion is based on the fact that the expenses are not included in the concept of remuneration and, therefore, are not subject to collection.
The values are dispersed and it is not possible to highlight any specific process.
28.2.1.2Civil
The Company has civil lawsuits, mainly related to compensation actions in general, such as flight delays and cancellations, lost and damaged luggage, among others. The values are dispersed and it is not possible to highlight any specific process.
28.2.1.3Labor
The Company has labor complaints, mainly related to discussions related to overtime, hazard pay, unhealthy conditions and equal pay. The values are scattered and it is not possible to highlight any specific process.
28.2.1.4Others
The amounts recorded under this heading are related to the contingent liabilities assumed as a result of the business combination with Conecta. During the year ended December 31, 2023, the process was concluded and the Company was ordered to pay R$3,776, so the reversal of R$63,634 was recorded in the statements of operations for the year.
28.2.2Post-employment benefit
Below are the assumptions used to calculate post-employment benefits:

	December 31,
Weighted average of assumptions	2023	2022

Nominal discount rate p.a.	9.92%	10.96%
Actual discount rate p.a.	5.79%	5.78%
Estimated inflation rate in the long term p.a.	3.90%	4.90%
HCCTR – Average nominal inflation rate p.a.	7.02%	8.05%
HCCTR – Actual nominal inflation rate p.a.	3.00%	3.00%
Mortality table	AT-2000 downrated by 10%	AT-2000 downrated by 10%